Long-term Debt - Schedule of Long-term Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Term loan	$ 386,107	$ 387,097	$ 391,057
Less current maturities	(3,960)	(3,960)	(3,960)
Total long-term debt	$ 382,147	$ 383,137	$ 387,097